INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charge	$ 1,062
Intangible asset impairment	2,788
Amortization of intangible assets	946	$ 1,097
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment	$ 2,788	$ 964
Weighted average remaining useful life	2 years	3 years
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	3 years